Significant related party transactions and balances	6 Months Ended
Dec. 31, 2024
Significant related party transactions and balances
Significant related party transactions and balances

23.Significant related party transactions and balances

The Group’s relationships with related parties who had transaction with the Group are summarised as follows:

Related parties name	Relationship to the Company
Amber Global Ltd	Ultimate holding company
Amber AI Ltd	Affiliates
Amber Technologies Service Pte Ltd	Affiliates
WhaleFin Technologies Ltd	Affiliates
Amber Technologies Ltd	Affiliates
Amber Vault AUS Pty. Ltd.	Affiliates
Amber Technologies Global Pte Ltd	Affiliates
Amber Technologies North America Ltd	Affiliates
Lead Accelerating Limited	Affiliates
WhaleFin Markets Ltd	Affiliates
Amber Custodian Services Ltd	Affiliates
Gamma Digital Ltd	Affiliates
Amber Mega Ltd	Affiliates
Amber Macro Holding Ltd	Affiliates

23.Significant related party transactions and balances (Continued)

In addition to the related party information disclosed elsewhere in the financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period:

	December 31, 2024	December 31, 2023
	US$	US$
Amber Global Limited
Interest expenses	—	41,878

Gamma Digital Ltd
Service income	(4,500)	—

Amber Technologies Service Pte Ltd
Service income	(29,625)	—

WhaleFin Markets Ltd
Service income	(47,761)	—

WhaleFin Technologies Ltd
Revenue	(1,549,321)	(554,381)
Cost of sales	20,382	13,940
Interest expenses	22,685	—
Other income	(4,043)	(2,500)

Amber Technologies North America Ltd
Outsourcing /support fee	6,718	—

Amber Technologies Limited
Revenue	—	(1,370,178)
Cost of sales	—	29,613

Lead Accelerating Limited
Revenue	(2,871,129)	—
Cost of sales	14,131	—

Amber Technologies Global Pte Ltd
Outsourcing /support fee	—	29,573
Interest expenses	—	13,951

Rigsec Technology Ltd
Service fee	58,500	—

23.Significant related party transactions and balances (Continued)

Amounts due from related parties

	December 31, 2024	June 30, 2024
	US$	US$
Trade
Rigsec Technology Ltd	—	25,000
Gamma Digital Ltd	4,500	—
Lead Accelerating Ltd	4,108,208	—

Non-trade
Amber AI Ltd	124,552	400,000
Amber Technologies Global Pte Ltd	47,476	47,476
Amber Technologies Services Pte Ltd	65,578	35,953
WhaleFin Technologies Ltd	1,657,103	6,594,664
WhaleFin Markets Ltd	5,500,512	5,115,549
Amber Custodian Services Ltd	14,505	1,622
Amber Global Ltd	—
Amber Mega Ltd	5,000
Amber Macro Holding Ltd	5,477
	11,532,911	12,220,264

These non-trade receivables mainly pertained to expenses paid on behalf for related parties

The amounts due from related parties are trade in nature, unsecured, interest-free and with the credit term 30 days (June 30, 2024: 30 days).

The amounts due from related parties are non-trade in nature, unsecured, interest-free and payable on demand.

The currency profile of the Group’s amount due from related parties at the end of the reporting date are as follows:

	December 31, 2024	June 30, 2024
	US$	US$
United States Dollar	4,447,227	9,206,835
Singapore Dollar	47,476	83,429
Hong Kong Dollar	2,930,000	2,930,000
	7,424,703	12,220,264

The following table sets forth the fair value of the amounts due from related parties that were denominated in digital assets as the end of the financial period/year was as follows:

	December 31, 2024	June 30, 2024
	US$	US$
BTC	4,130,201	—
ETH	154,825	—
ADA	(34,605)	—
BCH	(13,033)	—
DOT	(10,427)
XRP	(118,753)	—
	4,108,208	—

23.Significant related party transactions and balances (Continued)

Amounts due to related parties

	December 31, 2024	June 30, 2024
	US$	US$
Trade
Lead Accelerating Ltd	1,722,863	—
WhaleFin Technologies Ltd	8,244,856	117,151

Loan
Amber Global Ltd (1)	—	29,340,127
Amber Global Ltd (2)	—	5,398,040
Amber Global Ltd (3)	—	3,000,000
WhaleFin Technologies Ltd (4)	—	1,505,302

Non-trade
Amber Technologies Global Pte Ltd	319	3,029
Amber AI Ltd	4,986	410,493
Amber Technologies Services PTE Ltd	—	1,659
Amber Technologies North America Ltd	6,718	—
WhaleFin Technologies Ltd		132,779
Amber Vault AUS Pty. Ltd		323
	9,979,742	39,908,903

The amounts due to related parties are trade in nature, unsecured, interest-free and credit term 30 days.

(1)	The loan payable to Amber Global Ltd is in cryptocurrency, unsecured, bearing interest at 3.00% per annum and repayable in 12 months term. Due to fluctuations of fair value of cryptocurrency, the Company incurred unrealized fair value loss on digital assets loan approximately unrealized fair value loss US$12,200,000 on June 30, 2024.

The Group had repaid partial of cryptocurrency loan with related parties and incurred realized fair value gain on digital assets loan approximately US$500,000 on June 30, 2024.

This loan was waived on December 31, 2024

(2)	The loan payable to Amber Global Ltd is in fiat currency for the purpose of working capital purpose, unsecured, interest free and repayable on demand. This loan has been waived on December 31, 2024

(3)

The loan payable to Amber Global Ltd is in fiat currency and novated from Whalefin Markets Ltd to the Group. The loan is unsecured, interest free and repayable on demand. This loan was novated on December 31, 2024.

(4)	The loan payable to WhaleFin Technologies Ltd is in fiat currency, unsecured, bearing interest at 3% per annum and repayable in 12 months term. This loan was waived on December 31, 2024.

From November 2022 to July 2023, the fiat loan payable due to Amber Technologies Global Pte Ltd is unsecured, bearing interest at 7.00% per annum and repayable on demand.

From August 2023, the relevant fiat loan payable due to Amber Technologies Global Pte Ltd is novated to Amber Global Ltd, and is interest-free.

23.Significant related party transactions and balances (Continued)

Amounts due to related parties (Continued)

The following table sets forth the amount due to related parties denominated in fiat as the end of the financial year was as follows:

	December 31, 2024	June 30, 2024
	US$	US$
United States Dollar	1,728,168	10,451,625
Singapore Dollar	6,718
Total	1,734,886	10,451,625

The following table sets forth the fair value of the amount due to related parties that were denominated in digital assets as the end of the financial period/year was as follows:

	December 31,	June 30,
	2024	2024
	US$	US$
BTC	5,261,993	16,950,714
ETH	531,827	6,673,324
USDC	2,354,041	5,928,549
USDT	98,266	(95,275)
Others	(1,271)	(34)
Total	8,244,856	29,457,278